Segment And Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment and Geographic Information
Operating segments are defined as components of an enterprise that engage in business activity from which revenues are earned and expenses incurred for which discrete financial information is available that is evaluated regularly by our chief operating decision maker in deciding how to allocate resources and in assessing performance.
We report our results of operations on a line-of-business basis through three operating segments - Automotive Finance operations, Insurance operations, and Mortgage operations, with the remaining activity reported in Corporate and Other. The operating segments are determined based on the products and services offered, and reflect the manner in which financial information is currently evaluated by management. The following is a description of each of our reportable operating segments.
Automotive Finance operations — Provides automotive financing services to consumers and automotive dealers and includes the automotive activities of Ally Bank. For consumers, we offer retail automotive financing and leasing for new and used vehicles, and through our commercial automotive financing operations, we fund dealer purchases of new and used vehicles through wholesale or floorplan financing.
Insurance operations — Offers both consumer finance and insurance products sold primarily through the automotive dealer channel, and commercial insurance products sold to dealers. As part of our focus on offering dealers a broad range of consumer finance and insurance products, we provide vehicle service contracts, maintenance coverage, and GAP products. We also underwrite selected commercial insurance coverages, which primarily insure dealers' wholesale vehicle inventory in the United States.
Mortgage operations — Our ongoing Mortgage operations are conducted through Ally Bank. We intend to continue to originate a modest level of jumbo and conventional conforming residential mortgages for our own portfolio through a select group of correspondent lenders. Our Mortgage operations also include noncore business activities that are winding down or were business activities of ResCap, which was deconsolidated on May 14, 2012, including, among other things: portfolios in runoff; and our mortgage reinsurance business.
Corporate and Other primarily consists of our centralized corporate treasury activities, such as management of the cash and corporate investment securities portfolios, short- and long-term debt, retail and brokered deposit liabilities, derivative instruments, the amortization of the discount associated with new debt issuances and bond exchanges, most notably from the December 2008 bond exchange, and the residual impacts of our corporate funds-transfer pricing (FTP) and treasury asset liability management (ALM) activities. Corporate and Other also includes our Commercial Finance Group, certain equity investments, overhead that was previously allocated to operations that have since been sold or classified as discontinued operations, and reclassifications and eliminations between the reportable operating segments.
We utilize an FTP methodology for the majority of our business operations. The FTP methodology assigns charge rates and credit rates to classes of assets and liabilities based on expected duration and the LIBOR swap curve plus an assumed credit spread. Matching duration allocates interest income and interest expense to these reportable segments so their respective results are insulated from interest rate risk. This methodology is consistent with our ALM practices, which includes managing interest rate risk centrally at a corporate level. The net residual impact of the FTP methodology is included within the results of Corporate and Other.
The information presented in our reportable operating segments and geographic areas tables that follow are based in part on internal allocations, which involve management judgment.
Change in Reportable Segment Information
As a result of a change in management's view of our operations, we have changed the presentation of our reportable operating segments during the year ended December 31, 2012. These changes include the following:

•
During the fourth quarter of 2012, we announced that we had reached agreements to sell substantially all of our International operations. As a result, beginning in the fourth quarter of 2012, we are presenting our continuing Automotive Finance activities under one reportable operating segment, Automotive Finance operations. Previously our Automotive Finance operations were presented as two reportable operating segments, North American Automotive Finance operations and International Automotive Finance operations.

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During the fourth quarter of 2012, we began to allocate certain expenses associated with deposit gathering activities and other additional costs of holding liquidity to our Automotive Finance and Mortgage operations. These expenses were previously included within our Corporate and Other activities. Additionally, we began to include overhead that was previously allocated to operations that have since been sold or moved into discontinued operations within our Corporate and Other activities.

•
On May 14, 2012, the Debtors filed for relief under Chapter 11 of the Bankruptcy Code in the United States. As a result of the bankruptcy filing, ResCap was deconsolidated from our financial statements; and beginning in the second quarter of 2012, we began presenting our mortgage business activities under one reportable operating segment, Mortgage operations. Previously our Mortgage operations had been presented as two reportable operating segments, Origination and Servicing operations and Legacy Portfolio and Other operations. The new presentation is consistent with the organizational alignment of the business and management's current view of the mortgage business.

Financial information for our reportable operating segments is summarized as follows.

Year ended December 31, ($ in millions)	Automotive Finance operations	Insurance operations	Mortgage operations (a)	Corporate and Other (b)	Consolidated (c)
2012
Net financing revenue (loss)	$2,827	$64	$149	$(1,149)	$1,891
Other revenue (loss)	322	1,150	1,159	(57)	2,574
Total net revenue (loss)	3,149	1,214	1,308	(1,206)	4,465
Provision for loan losses	253	—	86	(10)	329
Total noninterest expense	1,507	1,054	627	434	3,622
Income (loss) from continuing operations before income tax expense	$1,389	$160	$595	$(1,630)	$514
Total assets	$128,411	$8,439	$14,744	$30,753	$182,347
2011
Net financing revenue (loss)	$2,530	$62	$205	$(1,673)	$1,124
Other revenue	422	1,336	354	176	2,288
Total net revenue (loss)	2,952	1,398	559	(1,497)	3,412
Provision for loan losses	89	—	123	(51)	161
Total noninterest expense	1,530	1,082	344	472	3,428
Income (loss) from continuing operations before income tax expense	$1,333	$316	$92	$(1,918)	$(177)
Total assets	$112,591	$8,036	$33,906	$29,526	$184,059
2010
Net financing revenue (loss)	$2,697	$73	$308	$(2,005)	$1,073
Other revenue (loss)	724	1,728	257	(37)	2,672
Total net revenue (loss)	3,421	1,801	565	(2,042)	3,745
Provision for loan losses	260	—	148	(47)	361
Total noninterest expense	1,404	1,244	340	633	3,621
Income (loss) from continuing operations before income tax expense	$1,757	$557	$77	$(2,628)	$(237)
Total assets	$97,961	$8,789	$36,786	$28,472	$172,008

(a)	Represents the ResCap legal entity (prior to its deconsolidation from Ally as of May 14, 2012) and the mortgage activities of Ally Bank.

(b)	Total assets for the Commercial Finance Group were $1.5 billion, $1.2 billion, and $1.6 billion at December 31, 2012, 2011 and 2010, respectively.

(c)	Net financing revenue after the provision for loan losses totaled $1.6 billion, $1.0 billion, and $0.7 billion in 2012, 2011 and 2010, respectively.
Information concerning principal geographic areas were as follows.

Year ended December 31, ($ in millions)	Revenue (a)	Income (loss) from continuing operations before income tax expense (b)	Net income (loss) (b)	Identifiable assets (c)	Long-lived assets (d)
2012
Canada	$233	$48	$295	$13,362	$1
Europe (e)	(28)	(14)	183	10,971	16
Latin America	2	(19)	219	8,050	33
Asia-Pacific	4	3	99	395	—
Total foreign	211	18	796	32,778	50
Total domestic (f)	4,254	496	400	149,542	13,831
Total	$4,465	$514	$1,196	$182,320	$13,881
2011
Canada	$174	$(13)	$436	$15,156	$282
Europe (e)	(42)	(3)	175	9,976	92
Latin America	4	(18)	104	7,647	30
Asia-Pacific	2	—	69	292	—
Total foreign	138	(34)	784	33,071	404
Total domestic (f)	3,274	(143)	(941)	150,470	9,236
Total	$3,412	$(177)	$(157)	$183,541	$9,640
2010
Canada	$157	$(40)	$402	$17,321	$1,522
Europe (e)	(67)	(85)	278	11,321	406
Latin America	12	(7)	164	6,917	35
Asia-Pacific	4	6	7	202	—
Total foreign	106	(126)	851	35,761	1,963
Total domestic (f)	3,639	(111)	178	135,722	7,541
Total	$3,745	$(237)	$1,029	$171,483	$9,504

(a)	Revenue consists of net financing revenue and total other revenue as presented in our Consolidated Statement of Income.

(b)	The domestic amounts include original discount amortization of $349 million, $925 million, and $1.2 billion for the year ended December 31, 2012, 2011, and 2010, respectively.

(c)	Identifiable assets consist of total assets excluding goodwill.

(d)	Long-lived assets consist of investment in operating leases, net, and net property and equipment.

(e)	Amounts include eliminations between our foreign operations.

(f)	Amounts include eliminations between our domestic and foreign operations.